BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of New Accounting Standards
We recognized a $7,285 million after-tax decrease in Total equity at January 1, 2021 from the effect of transition date adjustments due to adoption of the new guidance, as presented in the following table.

	Retained Earnings	AOCI
December 31, 2020	$92,247	$(9,749)
Liability for future policy benefits, including removal of related balances in AOCI	(1,853)	(8,806)
Reinsurance recoverables, net of allowance for credit losses	48	3,542
Other contracts, including market risk benefits	(202)	(14)
Effect of transition adjustments	$(2,007)	$(5,278)
Adjusted balance, January 1, 2021	$90,240	$(15,027)

The following table summarizes the balance of and pre-tax changes to total Insurance liabilities and annuity benefits attributable to changes in the liability for future policy benefits and market risk benefits at the transition date, due to adoption of the new guidance.

	Long-term care	Structured settlement annuities	Life	Other contracts(a)	Other adjustments	Total
December 31, 2020	$21,378	$9,124	$517	$3,012	$8,160	$42,191
Change in discount rate assumptions	14,654	4,369	283	—	—	19,306
Change in cash flow assumptions (effect of insufficient gross premiums) and elimination of negative reserves	1,545	39	761	—	—	2,345
Adjustment for removal of related balances in AOCI	—	—	—	—	(8,160)	(8,160)
Market risk benefits and other	—	—	—	269	—	269
Adjusted balance, January 1, 2021	37,577	13,532	1,561	3,281	—	55,951
Less: reinsurance recoverables, net	7,036	—	15	44	—	7,095
Adjusted balance, January 1, 2021, net of reinsurance recoverables	$30,541	$13,532	$1,546	$3,237	$—	$48,856
(a) As of December 31, 2020, includes investment contracts ($2,049 million), claim reserves related to short-duration contracts at Electric Insurance Company (EIC), net of eliminations ($399 million), and other ($564 million). EIC is a property and casualty insurance company primarily providing insurance to GE and its employees.